INCOME TAXES - Components of net loss before income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
United States			$ (12,095,765)	$ (12,682,008)
Foreign			(95,922)	(128,109)
Net loss before income tax benefit	$ (3,238,785)	$ (2,579,659)	$ (12,191,687)	$ (12,810,117)